PREFERRED ADVANTAGE VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED INDIVIDUAL VARIABLE ANNUITY CONTRACT
issued by
Voya Insurance and Annuity Company
and its
Separate Account B

Supplement Dated May 20, 2019

This supplement updates and amends certain information contained in your prospectus dated May 1, 2017.
Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by 1-800-283-3427. Your election to receive reports in paper will apply to all funds in which you choose to invest.

IMPORTANT INFORMATION ABOUT THE COMPANY

Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) is an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”).  Our direct parent company is Venerable Holdings, Inc. (“Venerable”).  Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Subject to regulatory approval, the Company intends to change its name to Venerable Insurance and Annuity Company on or about September 1, 2019.  Consequently, all references to “Voya” as it relates to the Contract’s name and features and/or benefits, including any rider benefits in your most recent prospectus and any subsequent supplements are hereby deleted.  References to “Voya” in relation to former company affiliates and any mutual fund and/or a mutual fund’s investment adviser or subadviser will remain unchanged.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

IMPORTANT INFORMATION ABOUT THE FUNDS
CURENTLY AVAILABLE THROUGH THE CONTRACT

The Subaccounts that invest in the following funds are currently available for investment through the Contract:

American Funds Insurance Series® – Blue Chip Income and Growth Fund (Class 4)	Putnam VT International Equity Fund (Class (IB)
Putnam VT International Value Fund (Class IB)
American Funds Insurance Series® – Bond Fund (Class 4)	Putnam VT Multi-Cap Core Fund (Class IB)
American Funds Insurance Series® – Capital Income Builder® (Class 4)	Putnam VT Small Cap Value Fund (Class IB)
T. Rowe Price Blue Chip Growth Portfolio (Class II)
American Funds Insurance Series® – Global Growth Fund (Class 4)	T. Rowe Price Health Sciences Portfolio (Class II)
Templeton Global Bond VIP Fund (Class 2)
American Funds Insurance Series® – Growth Fund (Class 4)	Voya Balanced Income Portfolio (Class ADV)
American Funds Insurance Series® – International Fund (Class 4)	Voya Global Bond Portfolio (Class ADV)
American Funds Insurance Series® – New World Fund® (Class 4)	Voya Global Perspectives® Portfolio (Class ADV)
BlackRock Equity Dividend V.I. Fund (Class III)	Voya Government Liquid Assets Portfolio (Class S2)
BlackRock Global Allocation V.I. Fund (Class III)	Voya High Yield Portfolio (Class ADV)
BlackRock High Yield V.I. Fund (Class III)	Voya Intermediate Bond Portfolio (Class ADV)
BlackRock 60/40 Target Allocation EFT V.I. Fund (Class III)	Voya International High Dividend Low Volatility Portfolio (Class ADV)
ClearBridge Variable Aggressive Growth Portfolio (Class II)
ClearBridge Variable Mid Cap Portfolio (Class II)	Voya International Index Portfolio (Class ADV)
Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)	Voya Large Cap Growth Portfolio (Class ADV)
Voya MidCap Opportunities Portfolio (Class ADV)
DWS Alternative Asset Allocation VIP (Class B)	Voya Retirement Conservative Portfolio (Class ADV)
DWS Core Equity VIP (Class B)	Voya Retirement Growth Portfolio (Class ADV)
Eaton Vance VT Floating-Rate Income Fund (Initial Class)	Voya Retirement Moderate Growth Portfolio (Class ADV)
Federated High Income Bond Fund II (Service Class)	Voya Retirement Moderate Portfolio (Class ADV)
Federated Kaufmann Fund II (Service Class)	Voya RussellTM Large Cap Growth Index Portfolio (Class S)
Fidelity® VIP Disciplined Small Cap Portfolio (Service Class 2)	Voya RussellTM Large Cap Index Portfolio (Class ADV)
Fidelity® VIP FundsManager 20% Portfolio (Service Class 2)	Voya RussellTM Large Cap Value Index Portfolio (Class S)
Fidelity® VIP FundsManager 60% Portfolio (Service Class 2)	Voya RussellTM Mid Cap Index Portfolio (Class ADV)
Fidelity® VIP FundsManager 85% Portfolio (Service Class 2)	Voya RussellTM Small Cap Index Portfolio (Class ADV)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Voya Small Company Portfolio (Class ADV)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II) [1]	Voya SmallCap Opportunities Portfolio (Class ADV)
Voya Solution 2025 Portfolio (Class ADV)
Invesco Oppenheimer V.I. International Growth Fund (Series II) [2]	Voya Solution 2035 Portfolio (Class ADV)
Invesco Oppenheimer V.I. Main Street Fund® (Series II) [3]	Voya Solution 2045 Portfolio (Class ADV)
Invesco Oppenheimer V.I. Total Return Bond Fund (Series II) [4]	Voya Solution 2055 Portfolio (Class ADV)
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	Voya Solution Income Portfolio (Class ADV)
Ivy VIP Balanced (Class II)	VY® American Century Small-Mid Cap Value Portfolio (Class ADV)
Ivy VIP Energy (Class II)
Ivy VIP International Core Equity (Class II)	VY® Baron Growth Portfolio (Class ADV)
Ivy VIP Securian Real Estate Securities (Class II)	VY® BlackRock Inflation Protected Bond Portfolio (Class ADV)
Ivy VIP Small Cap Core (Class II)	VY® Columbia Contrarian Core Portfolio (Class ADV)
Ivy VIP Small Cap Growth (Class II)	VY® Columbia Small Cap Value II Portfolio (Class ADV)
Janus Henderson Balanced Portfolio (Service Class)	VY® Invesco Equity and Income Portfolio (Class ADV)
Janus Henderson Enterprise Portfolio (Service Class)	VY® Invesco Growth and Income Portfolio (Class ADV)
MFS® Global Real Estate Portfolio (Service Class)	VY® JPMorgan Emerging Markets Equity Portfolio (Class ADV)
MFS® International Value Portfolio (Service Class)	VY® JPMorgan Mid Cap Value Portfolio (Class ADV)
MFS® Research Series (Service Class)	VY® JPMorgan Small Cap Core Equity Portfolio (Class ADV)
MFS® Strategic Income Portfolio (Service Class)	VY® Morgan Stanley Global Franchise Portfolio (Class ADV)
MFS® Utilities Series (Service Class)	VY® Oppenheimer Global Portfolio (Class ADV)
MFS® Value Series (Service Class)	VY® T. Rowe Price Capital Appreciation Portfolio (Class ADV)
PIMCO All Asset Portfolio (Administrative Class)	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class ADV)
PIMCO Low Duration Portfolio (Administrative Class)
PIMCO Short-Term Portfolio (Administrative Class)	VY® T. Rowe Price Equity Income Portfolio (Class ADV)
PIMCO Total Return Portfolio (Administrative Class)	VY® T. Rowe Price Growth Equity Portfolio (Class ADV)
Putnam VT Income Fund (Class IB)	VY® T. Rowe Price International Stock Portfolio (Class ADV)

More detailed information about these funds, including investment advisers/subadvisers, objectives and fees and expenses can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service at the address and telephone number below for more information.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

IMPORTANT INFORMATION ABOUT FUNDS
CLOSED TO NEW INVESTMENT THROUGH THE CONTRACT

The Subaccounts that invests in the following mutual funds have been closed to new investment:

DWS High Income VIP (Class B)	Janus Henderson Flexible Bond Portfolio (Service Class)
Franklin Strategic Income VIP Fund (Class 2)	Voya Global Equity Portfolio (Class ADV)
Ivy VIP Asset Strategy (Class II)	Voya Growth and Income Portfolio (Class ADV)
Ivy VIP High Income (Class II)	Voya Large Cap Value Portfolio (Class ADV)
Ivy VIP Mid Cap Growth (Class II)	VY® Clarion Global Real Estate Portfolio (Class ADV)
Ivy VIP Science and Technology (Class II)	VY® Clarion Real Estate Portfolio (Class ADV)

Contract Owners who have invested in one or more of the Subaccounts that correspond to these funds may leave their investments in those Subaccounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service at the address or telephone number below.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
1-888-854-5950

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

1 Survivor in a merger with the Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Class) expected to be effective on or about May 27, 2019.
2 Survivor in a merger with the Oppenheimer International Growth Fund/VA (Service Class) expected to be effective on or about May 27, 2019.
3 Survivor in a merger with the Oppenheimer Main Street Fund®/VA (Service Class) expected to be effective on or about May 27, 2019.
4 Survivor in a merger with the Oppenheimer Total Return Bond Fund/VA (Service Class) expected to be effective on or about May 27, 2019.